UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00042

Deutsche Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2018 (Unaudited)

Deutsche Floating Rate Fund

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 90.7%
Senior Loans **
Consumer Discretionary 17.9%
1011778 B.C. Unlimited Liability Co.:
Term Loan B3, 1-month USD LIBOR + 2.250%, 3.898%, 2/16/2024	1,938,268	1,943,599
Term Loan B3, 3-month USD LIBOR + 2.250%, 3.943%, 2/16/2024	1,246,083	1,249,511
Abercrombie & Fitch Management Co., Term Loan B, 1-month USD LIBOR + 3.750%, 5.4%, 8/7/2021	1,266,250	1,267,041
Academy Ltd.:
Term Loan B, 3-month USD LIBOR + 4.000%, 5.495%, 7/1/2022	520,662	417,670
Term Loan B, 1-month USD LIBOR + 4.000%, 5.58%, 7/1/2022	1,133,728	909,465
Altice Financing SA, First Lien Term Loan, 3-month USD LIBOR + 2.750%, 4.47%, 1/31/2026	1,285,513	1,272,497
Altice U.S. Finance I Corp., Term Loan, 1-month USD LIBOR + 2.250%, 3.898%, 7/28/2025	1,950,275	1,951,494
Amaya Holdings BV, Term Loan B, 3-month USD LIBOR + 3.500%, 5.193%, 8/1/2021	2,089,698	2,107,221
AMC Entertainment, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 3.838%, 12/15/2023	1,237,500	1,242,339
American Axle & Manufacturing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 3.88%, 4/6/2024	681,923	685,653
Aristocrat Leisure Ltd.:
Term Loan, 3-month USD LIBOR + 2.000%, 3.635%, 10/19/2024	1,990	2,002
Term Loan, 3-month USD LIBOR + 2.000%, 3.745%, 10/19/2024	794,155	798,908
Term Loan B2, 3-month USD LIBOR + 2.000%, 3.745%, 10/20/2021	1,300,284	1,308,618
Ascena Retail Group, Inc., Term Loan B, 6.52%, 8/21/2022	455,000	409,743
Bass Pro Group LLC, Term Loan B, 1-month USD LIBOR + 5.000%, 6.648%, 9/25/2024	498,750	498,127
Belron Finance U.S. LLC, Term Loan B, 3-month USD LIBOR + 2.500%, 4.294%, 11/7/2024	675,914	680,561
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD LIBOR + 2.750%, 4.398%, 12/22/2024	1,608,750	1,621,427
Capital Automotive LP, Second Lien Term Loan, 1-month USD LIBOR + 6.000%, 7.65%, 3/24/2025	455,203	464,684
CDS U.S. Intermediate Holdings, Inc., First Lien Term Loan, 3-month USD LIBOR + 3.750%, 5.443%, 7/8/2022	1,085,256	1,085,528
CH Hold Corp.:
First Lien Term Loan, 1-month USD LIBOR + 3.000%, 4.648%, 2/1/2024	557,484	561,492
Second Lien Term Loan, 1-month USD LIBOR + 7.250%, 8.898%, 2/1/2025 (a)	360,000	366,300
Cineworld Ltd., Term Loan, 1-month USD LIBOR + 2.500%, 4.148%, 2/18/2025	1,411,093	1,411,213
CSC Holdings LLC:
First Lien Term Loan, 1-month USD LIBOR + 2.250%, 3.838%, 7/17/2025	2,570,141	2,567,892
Term Loan B, 3-month USD LIBOR + 2.500%, 4.139%, 1/25/2026	407,609	408,628
Delta 2 (LUX) SARL, Term Loan, 1-month USD LIBOR + 2.500%, 4.148%, 2/1/2024	1,617,900	1,616,638
Dollar Tree, Inc., Term Loan B2, 4.25%, 7/6/2022	1,500,000	1,507,500
Eldorado Resorts LLC:
Term Loan B, 1-month USD LIBOR + 2.250%, 3.875%, 4/17/2024	216,368	216,909
Term Loan B, 2-month USD LIBOR + 2.250%, 4.063%, 4/17/2024	154,784	155,171
Fitness International LLC, Term Loan B, 3-month USD LIBOR + 3.500%, 5.193%, 7/1/2020	975,835	987,789
Four Seasons Hotels Ltd., First Lien Term Loan, 1-month USD LIBOR + 2.500%, 4.148%, 11/30/2023	1,647,708	1,661,615
iHeartCommunications, Inc., Term Loan D, 8.77%, 1/30/2019	890,000	710,634
ION Media Networks, Inc., Term Loan B3, 2-month USD LIBOR + 2.750%, 4.54%, 12/18/2020	1,271,805	1,281,076
Jeld-Wen, Inc., First Lien Term Loan, 3-month USD LIBOR + 2.000%, 3.693%, 12/14/2024	896,386	902,885
KAR Auction Services, Inc., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.25%, 3/9/2023	771,558	777,106
Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD LIBOR + 2.750%, 4.443%, 8/18/2021	1,088,845	1,094,970
Multi Color Corp., Term Loan B, 1-month USD LIBOR + 2.250%, 3.898%, 10/31/2024	401,836	404,179
Neiman Marcus Group Ltd., LLC, Term Loan, 1-month USD LIBOR + 3.250%, 4.83%, 10/25/2020	822,857	700,799
NEP/NCP Holdco, Inc.:
Term Loan, 1-month USD LIBOR + 3.250%, 4.898%, 7/21/2022	1,453,469	1,461,419
Second Lien Term Loan, 1-month USD LIBOR + 7.000%, 8.581%, 1/23/2023	562,710	566,930
Nielsen Finance LLC, Term Loan B4, 4.02%, 10/4/2023	1,690,000	1,696,819
Numericable Group SA, Term Loan B11, 3-month USD LIBOR + 2.750%, 4.522%, 7/31/2025	1,323,333	1,273,047
Penn National Gaming, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.148%, 1/19/2024	282,750	284,473
PetSmart, Inc., Term Loan B2, 1-month USD LIBOR + 3.000%, 4.57%, 3/11/2022	2,007,067	1,643,537
Scientific Games International, Inc., Term Loan B5, 3-month USD LIBOR + 2.750%, 4.449%, 8/14/2024	1,625,925	1,635,282
Serta Simmons Bedding LLC:
First Lien Term Loan, 3-month USD LIBOR + 3.500%, 5.291%, 11/8/2023	287,497	278,633
First Lien Term Loan, 3-month USD LIBOR + 3.500%, 5.195%, 11/8/2023	1,033,571	1,001,701
Springer Science+Business Media Deutschland GmbH, Term Loan B13, 1-month USD LIBOR + 3.500%, 5.148%, 8/15/2022	1,261,853	1,268,819
SRAM LLC:
Term Loan, 3-month USD LIBOR + 3.250%, 4.885%, 3/15/2024	566,445	571,402
Term Loan, 2-month USD LIBOR + 3.250%, 4.973%, 3/15/2024	350,108	353,171
Term Loan, Prime Rate + 2.250%, 6.75%, 3/15/2024	5,470	5,518
The Men's Wearhouse, Inc., Term Loan, 5.0%, 6/18/2021	750,000	745,313
TI Group Automotive Systems LLC, Term Loan, 1-month USD LIBOR + 2.500%, 4.148%, 6/30/2022	1,838,161	1,849,649
Univision Communications, Inc., Term Loan C5, 4.77%, 3/15/2024	1,500,000	1,484,378
UPC Financing Partnership, Term Loan AR, 1-month USD LIBOR + 2.500%, 4.088%, 1/15/2026	1,255,000	1,255,941
Virgin Media Bristol LLC, Term Loan, 1-month USD LIBOR + 2.500%, 4.088%, 1/15/2026	2,357,877	2,368,346
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 1-month USD LIBOR + 3.250%, 4.9%, 5/6/2021	2,868,264	2,892,472
WMG Acquisition Corp., Term Loan E, 1-month USD LIBOR + 2.250%, 3.83%, 11/1/2023	1,427,335	1,433,579
		61,319,313
Consumer Staples 4.9%
Albertson's LLC, Term Loan B6, 3-month USD LIBOR + 3.000%, 4.956%, 6/22/2023	1,785,008	1,761,365
Darling Ingredients, Inc.:
Term Loan B, Prime Rate + 1.000%, 5.5%, 12/18/2024	18,224	18,443
Term Loan B, 1-month USD LIBOR + 2.000%, 3.65%, 12/18/2024	1,822,379	1,844,311
Fairway Group Acquisition Co.:
Term Loan, 4.500%, 1/3/2020* (a) (PIK)	2,371,634	0
Term Loan, 4.000%, 10/3/2021* (a) (PIK)	2,085,899	0
Galleria Co., Term Loan B, 1-month USD LIBOR + 3.000%, 4.625%, 9/29/2023	997,500	1,004,981
Golden Nugget, Inc.:
Term Loan, 3-month USD LIBOR + 3.250%, 4.90%, 10/4/2023	631,676	637,443
Term Loan, 1-month USD LIBOR + 3.250%, 4.898%, 10/4/2023	3,703	3,737
Term Loan, 2-month USD LIBOR + 3.250%, 5.039, 10/4/2023	826,335	833,880
JBS U.S.A. LLC, Term Loan B, 3-month USD LIBOR + 2.500%, 4.1%, 10/30/2022	4,741,527	4,724,742
TKC Holdings, Inc.:
First Lien Term Loan, 2-month USD LIBOR + 4.250%, 5.91%, 2/1/2023	4,051	4,101
First Lien Term Loan, 3-month USD LIBOR + 4.250%, 6.03%, 2/1/2023	1,604,330	1,624,135
U.S. Foods, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.148%, 6/27/2023	2,468,672	2,491,112
Weight Watchers International, Inc.:
Term Loan B, 1-month USD LIBOR + 4.750%, 6.33%, 11/29/2024	341,463	346,443
Term Loan B, 3-month USD LIBOR + 4.750%, 6.45%, 11/29/2024	1,471,821	1,493,288
		16,787,981
Energy 5.1%
California Resources Corp., First Lien Term Loan, 1-month USD LIBOR + 4.750%, 6.34%, 12/31/2022	1,381,506	1,403,955
Chesapeake Energy Corp., Term Loan, 3-month USD LIBOR + 7.500%, 9.444%, 8/23/2021	750,000	801,188
Crestwood Holdings LLC, Term Loan B1, 3-month USD LIBOR + 8.000%, 9.59%, 6/19/2019	400,716	401,718
Energy Transfer Equity LP, Term Loan B, 1-month USD LIBOR + 2.000%, 3.596%, 2/2/2024	1,862,168	1,863,601
Fieldwood Energy LLC, First Lien Term Loan, 3-month USD LIBOR + 7.125%, 8.818%, 9/30/2020	1,000,000	907,500
Gavilan Resources LLC, Second Lien Term Loan, 1-month USD LIBOR + 6.000%, 7.588%, 3/1/2024	900,000	906,372
Gulf Finance LLC, Term Loan B, 3-month USD LIBOR + 5.250%, 6.95%, 8/25/2023	970,319	891,180
Houston Fuel Oil Co., LLC, Term Loan B, 3-month USD LIBOR + 3.500%, 5.19%, 8/19/2021	1,707,420	1,727,696
Medallion Midland Acquisition LLC, First Lien Term Loan, 1-month USD LIBOR + 3.250%, 4.898%, 10/30/2024	317,861	319,053
MEG Energy Corp., Term Loan B, 3-month USD LIBOR + 3.500%, 5.2%, 12/31/2023	1,833,582	1,837,836
Murray Energy Corp., Term Loan B2, 3-month USD LIBOR + 7.250%, 8.943%, 4/16/2020	1,402,275	1,237,157
Seadrill Partners Finco LLC, Term Loan B, 3-month USD LIBOR + 6.000%, 8.302%, 2/21/2021	765,000	665,168
TPF II Power LLC, Term Loan B, 1-month USD LIBOR + 3.750%, 5.398%, 10/2/2023	1,704,273	1,728,167
Ultra Resources, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 4.588%, 4/12/2024	1,455,001	1,453,180
Veresen Midstream LP, Term Loan B, 3-month USD LIBOR + 3.000%, 4.693%, 3/31/2022	1,237,922	1,247,213
		17,390,984
Financials 4.5%
AmWINS Group, Inc.:
Term Loan B, 1-month USD LIBOR + 2.750%, 4.400%, 1/25/2024	704,286	709,128
Term Loan B, 1-month USD LIBOR + 2.750%, 4.331%, 1/25/2024	285,714	287,679
Asurion LLC:
Term Loan B4, 1-month USD LIBOR + 2.750%, 4.398%, 8/4/2022	911,155	916,568
Term Loan B5, 1-month USD LIBOR + 3.000%, 4.648%, 11/3/2023	2,724,088	2,741,331
Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan B2, 1-month USD LIBOR + 2.250%, 3.84%, 4/3/2022	1,760,576	1,760,321
Black Knight InfoServ LLC, Term Loan B, 1-month USD LIBOR + 2.250%, 3.938%, 5/27/2022	1,462,500	1,471,641
Brand Energy & Infrastructure Services, Inc.:
Term Loan, 3-month USD LIBOR + 4.250%, 5.994%, 6/21/2024	2,229,412	2,249,844
Term Loan, 3-month USD LIBOR + 4.250%, 6.010%, 6/21/2024	430,088	434,030
Term Loan, 3-month USD LIBOR + 4.250%, 5.885%, 6/21/2024	27,000	27,247
First Eagle Holdings, Inc., First Lien Term Loan B, 3-month USD LIBOR + 3.000%, 4.693%, 12/1/2022	956,731	968,092
Forterra Finance LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 4.648%, 10/25/2023	1,017,278	957,004
LPL Holdings, Inc.:
First Lien Term Loan B, 3-month USD LIBOR + 2.250%, 3.89%, 9/23/2024	538,027	540,044
First Lien Term Loan B, 6-month USD LIBOR + 2.250%, 3.729%, 9/23/2024	538,027	540,044
MGM Growth Properties Operating Partnership LP, Term Loan B, 1-month USD LIBOR + 2.250%, 3.898%, 4/25/2023	982,500	988,257
The Geo Group, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 3.95%, 3/22/2024	595,500	598,627
		15,189,857
Health Care 5.1%
Acadia Healthcare Co., Inc.:
Term Loan B1, 1-month USD LIBOR + 2.750%, 4.398%, 2/11/2022	484,569	488,419
Term Loan B2, 1-month USD LIBOR + 2.750%, 4.398%, 2/16/2023	1,907,140	1,922,292
Amneal Pharmaceuticals LLC, Term Loan, 3-month USD LIBOR + 3.500%, 5.193%, 11/1/2019	1,489,446	1,496,580
Community Health Systems, Inc., Term Loan H, 3-month USD LIBOR + 3.000%, 4.984%, 1/27/2021	415,000	406,206
Grifols Worldwide Operations U.S.A., Inc., Term Loan, 1-week USD LIBOR + 2.250%, 3.721%, 1/31/2025	1,588,000	1,595,448
Halyard Health, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.398%, 11/1/2021	1,500,000	1,511,250
Horizon Pharma, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 4.875%, 3/29/2024	1,211,457	1,219,785
Mallinckrodt International Finance SA, Term Loan B, 3-month USD LIBOR + 2.750%, 4.443%, 9/24/2024	581,572	580,845
MPH Acquisition Holdings LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 4.693%, 6/7/2023	2,801,413	2,818,222
Parexel International Corp., Term Loan B, 1-month USD LIBOR + 2.750%, 4.398%, 9/27/2024	2,479,651	2,481,585
Quintiles IMS, Inc., Term Loan B2, 3-month USD LIBOR + 2.000%, 3.693%, 1/17/2025	1,471,101	1,481,678
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.500%, 5.081%, 4/1/2022	1,495,666	1,515,110
		17,517,420
Industrials 15.7%
Accudyne Industries LLC, Term Loan, 1-month USD LIBOR + 3.750%, 5.398%, 8/18/2024	1,675,800	1,688,017
Advantage Sales & Marketing, Inc.:
First Lien Term Loan, 2-month USD LIBOR + 3.250%, 4.901%, 7/23/2021	1,643	1,622
First Lien Term Loan, 3-month USD LIBOR + 3.250%, 5.017%, 7/23/2021	634,205	626,230
Second Lien Term Loan, 3-month USD LIBOR + 6.500%, 8.267%, 7/25/2022	250,000	242,250
Beacon Roofing Supply, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 3.83%, 1/2/2025	729,956	734,595
Blackboard, Inc., Term Loan B4, 3-month USD LIBOR + 5.000%, 6.734%, 6/30/2021	1,122,016	1,091,867
Brickman Group Ltd. LLC:
First Lien Term Loan, 1-month USD LIBOR + 3.000%, 4.648%, 12/18/2020	772,832	778,466
First Lien Term Loan, 1-month USD LIBOR + 3.000%, 4.59%, 12/18/2020	630,282	634,876
Camelot UK Holdco Ltd., Term Loan, 1-month USD LIBOR + 3.250%, 4.898%, 10/3/2023	2,973,507	2,999,258
Clark Equipment Co., Term Loan B, 3-month USD LIBOR + 2.500%, 4.193%, 5/18/2024	688,613	691,340
Coach America Holdings, Inc., Letter of Credit, 12-month USD LIBOR + 5.750%,, 4/20/2018 * (a)	1,693,059	169
Crossmark Holdings, Inc., Second Lien Term Loan, 3-month USD LIBOR + 7.500%, 9.193%, 12/21/2020	1,000,000	93,500
DTZ U.S. Borrower LLC:
First Lien Term Loan, 3-month USD LIBOR + 3.250%, 4.943%, 11/4/2021	74,588	74,603
First Lien Term Loan, 3-month USD LIBOR + 3.250%, 5.022%, 11/4/2021	579,062	579,184
First Lien Term Loan, 3-month USD LIBOR + 3.250%, 5.234%, 11/4/2021	1,288,606	1,288,877
EWT Holdings III Corp., Term Loan, 3-month USD LIBOR + 3.000%, 4.693%, 12/20/2024	1,372,485	1,388,358
Garda World Security Corp., Term Loan, Prime Rate + 2.500%, 7.0%, 5/24/2024	1,266,398	1,281,038
Gardner Denver, Inc., Term Loan B, 3-month USD LIBOR + 2.750%, 4.443%, 7/30/2024	2,477,414	2,488,958
Gates Global LLC, Term Loan B, 3-month USD LIBOR + 2.750%, 4.443%, 4/1/2024	3,539,027	3,567,534
Generac Power Systems, Inc., First Lien Term Loan B, 3-month USD LIBOR + 2.000%, 3.695%, 5/31/2023	1,826,720	1,834,903
IG Investment Holdings LLC, First Lien Term Loan, 3-month USD LIBOR + 3.500%, 5.193%, 10/29/2021	1,583,006	1,606,094
Infor (U.S.), Inc., Term Loan B6, 3-month USD LIBOR + 2.750%, 4.443%, 2/1/2022	2,948,998	2,957,550
Inmar Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.500%, 5.148%, 5/1/2024	1,890,500	1,902,902
Kenan Advantage Group, Inc.:
Term Loan, 1-month USD LIBOR + 3.000%, 4.648%, 7/31/2022	834,200	838,371
Term Loan B, 1-month USD LIBOR + 3.000%, 4.648%, 7/31/2022	229,637	230,785
MacDonald, Dettwiler and Associates Ltd., Term Loan B, 1-month USD LIBOR + 2.750%, 4.33%, 10/4/2024	1,745,000	1,755,357
Peak 10, Inc., First Lien Term Loan, 3-month USD LIBOR + 3.500%, 5.193%, 8/1/2024	1,360,228	1,365,839
Quikrete Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.398%, 11/15/2023	2,676,103	2,690,848
Rexnord LLC, Term Loan B, 3-month USD LIBOR + 2.250%, 3.853%, 8/21/2024	1,192,109	1,201,354
Sabre GLBL, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 3.898%, 2/22/2024	2,092,320	2,100,909
Science Applications International Corp., Term Loan B, 3-month USD LIBOR + 2.000%, 3.813%, 9/26/2018	702,866	709,311
SRS Distribution, Inc.:
Term Loan B, 3-month USD LIBOR + 3.250%, 4.823%, 8/25/2022	843,991	851,903
Term Loan B, 3-month USD LIBOR + 3.250%, 4.943%, 8/25/2022	598,176	603,783
Staples, Inc., Term Loan B, 3-month USD LIBOR + 4.000%, 5.787%, 9/12/2024	1,860,338	1,851,045
TransDigm, Inc., Term Loan E, 1-month USD LIBOR + 2.750%, 4.398%, 5/14/2022	2,902,567	2,924,902
Travelport Finance (Luxembourg) SARL, Term Loan, 3-month USD LIBOR + 2.750%, 4.589%, 9/2/2021	1,297,507	1,302,515
Vantiv LLC, Term Loan B4, 1-month USD LIBOR + 2.000%, 3.588%, 8/9/2024	1,278,681	1,288,156
Welbilt, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.398%, 3/3/2023	2,507,692	2,529,108
Wrangler Buyer Corp., Term Loan B, 1-month USD LIBOR + 3.000%, 4.648%, 9/27/2024	948,444	954,666
XPO Logistics, Inc., Term Loan B, 3-month USD LIBOR + 2.000%, 3.92%, 2/23/2025	1,830,294	1,836,993
		53,588,036
Information Technology 11.3%
Almonde, Inc.:
First Lien Term Loan, 3-month USD LIBOR + 3.500%, 5.484%, 6/13/2024	2,092,904	2,094,755
Second Lien Term Loan, 3-month USD LIBOR + 7.250%, 9.234%, 6/13/2025	571,428	569,085
BMC Software Finance, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 4.898%, 9/10/2022	1,292,103	1,297,679
Change Healthcare Holdings, Inc.,Term Loan B, 1-month USD LIBOR + 2.750%, 4.398%, 3/1/2024	5,659,613	5,677,668
Cypress Intermediate Holdings III, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 4.65%, 4/27/2024	2,238,750	2,249,541
Dell, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.000%, 3.65%, 9/7/2023	5,439,670	5,444,429
Diebold, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.375%, 11/6/2023	471,438	472,498
First Data Corp.:
Term Loan, 1-month USD LIBOR + 2.250%, 3.871%, 7/8/2022	2,281,930	2,288,798
Term Loan, 1-month USD LIBOR + 2.250%, 3.871%, 4/26/2024	3,553,292	3,564,770
Kronos, Inc.:
Term Loan B, 3-month USD LIBOR + 3.500%, 5.135%, 11/1/2023	9,836	9,915
Term Loan B, 3-month USD LIBOR + 3.500%, 5.3%, 11/1/2023	3,895,136	3,926,356
Second Lien Term Loan, 3-month USD LIBOR + 8.250%, 10.023%, 11/1/2024	1,000,000	1,031,665
MA FinanceCo., LLC, Term Loan B3, 1-month USD LIBOR + 2.750%, 4.398%, 6/21/2024	77,387	77,702
PSAV Holdings LLC:
First Lien Term Loan, 3-month USD LIBOR + 3.250%, 5.256%, 2/21/2025	553,232	555,882
First Lien Term Loan, 1-month USD LIBOR + 3.250%, 4.914%, 2/21/2025	457,216	459,406
Term Loan B, 2-month USD LIBOR + 3.500%, 5.131%, 4/27/2024	5,175	5,187
Term Loan B, 3-month USD LIBOR + 3.500%, 5.222%, 4/27/2024	1,003,535	1,006,049
Term Loan B, 1-week USD LIBOR + 3.500%, 4.971%, 4/27/2024	1,050,739	1,053,371
Riverbed Technology, Inc., Term Loan, 3-month USD LIBOR + 3.250%, 4.9%, 4/24/2022	1,458,629	1,440,498
Rovi Solutions Corp., Term Loan B, 1-month USD LIBOR + 2.500%, 4.15%, 7/2/2021	453,109	456,861
Seattle Spinco, Inc., Term Loan B3, 1-month USD LIBOR + 2.750%, 4.398%, 6/21/2024	522,613	524,737
Tempo Acquisition LLC, Term Loan, 1-month USD LIBOR + 3.000%, 4.648%, 5/1/2024	3,482,500	3,495,925
Western Digital Corp., Term Loan B, 3-month USD LIBOR + 2.000%, 3.603%, 4/29/2023	969,734	975,916
		38,678,693
Materials 12.7%
American Rock Salt Co., LLC, First Lien Term Loan, 1-month USD LIBOR + 3.750%, 5.398%, 5/20/2021	978,029	980,269
Berry Plastics Group, Inc., Term Loan O, 1-month USD LIBOR + 2.000%, 3.581%, 2/8/2020	1,344,394	1,351,788
BWAY Holding Co.:
Term Loan B, 3-month USD LIBOR + 3.250%, 4.96%, 4/3/2024	2,284,404	2,296,637
Term Loan B, 2-month USD LIBOR + 3.250%, 4.874%, 4/3/2024	5,754	5,785
Chemours Co., Term Loan B, 1-month USD LIBOR + 2.500%, 4.15%, 5/12/2022	478,768	481,940
Consolidated Container Co., LLC,First Lien Term Loan, 1-month USD LIBOR + 3.000%, 4.648%, 5/22/2024	837,900	843,661
CPG International, Inc., Term Loan, 6-month USD LIBOR + 3.750%, 5.593%, 5/3/2024	1,429,987	1,443,393
Diamond (BC) BV, Term Loan, 2-month USD LIBOR + 3.000%, 4.654%, 9/6/2024	1,923,077	1,923,077
HB Fuller Co., Term Loan B, 1-month USD LIBOR + 2.250%, 3.84%, 10/20/2024	4,360,466	4,385,822
INEOS Styrolution Group GmbH, Term Loan, 3-month USD LIBOR + 2.000%, 3.693%, 3/30/2024	1,623,111	1,631,738
MacDermid, Inc., Term Loan B6, 1-month USD LIBOR + 3.000%, 4.648%, 6/7/2023	3,241,296	3,267,226
Minerals Technologies, Inc.:
Term Loan B, 1-month USD LIBOR + 2.250%, 3.84%, 2/14/2024	1,397,912	1,409,277
Term Loan B, 3-month USD LIBOR + 2.250%, 3.93%, 2/14/2024	584,900	589,656
New Arclin U.S. Holding Corp., Term Loan, 3-month USD LIBOR + 3.500%, 5.2%, 2/14/2024	1,035,800	1,048,105
Peabody Energy Corp., Term Loan, 1-month USD LIBOR + 3.500%, 5.148%, 3/31/2022	963,999	979,061
Proampac PG Borrower LLC:
First Lien Term Loan, 1-month USD LIBOR + 3.500%, 5.073%, 11/18/2023	375,647	380,436
First Lien Term Loan, 1-month USD LIBOR + 3.500%, 5.080%, 11/18/2023	142,958	144,781
First Lien Term Loan, 1-month USD LIBOR + 3.500%, 5.090%, 11/18/2023	1,236,809	1,252,579
Reynolds Group Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 4.398%, 2/5/2023	6,578,558	6,616,616
SIG Combibloc U.S. Acquisition, Inc., Term Loan, 1-week USD LIBOR + 3.000%, 4.474%, 3/13/2022	2,777,278	2,788,554
Tronox Blocked Borrower LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 4.693%, 9/22/2024	1,476,817	1,488,469
Tronox Finance LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 4.693%, 9/22/2024	3,408,040	3,434,929
Univar Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.148%, 7/1/2024	4,647,455	4,677,338
		43,421,137
Telecommunication Services 10.2%
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.398%, 1/31/2025	5,249,999	5,167,968
Colorado Buyer Inc, Second Lien Term Loan, 3-month USD LIBOR + 7.250%, 9.03%, 5/1/2025	350,000	353,413
Colorado Buyer, Inc., Term Loan B, 3-month USD LIBOR + 3.000%, 4.78%, 5/1/2024	746,250	751,313
Communications Sales & Leasing, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 4.648%, 10/24/2022	1,466,297	1,413,144
Consolidated Communications, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 4.65%, 10/4/2023	498,130	491,104
Frontier Communications Corp., Term Loan B1, 1-month USD LIBOR + 3.750%, 5.4%, 6/15/2024	2,386,753	2,357,348
Intelsat Jackson Holdings SA, Term Loan B3, 3-month USD LIBOR + 3.750%, 5.706%, 11/27/2023	3,000,000	2,982,855
Level 3 Financing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 3.846%, 2/22/2024	5,325,000	5,340,895
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 4.188%, 2/2/2024	5,203,032	5,213,594
Syniverse Holdings, Inc., Term Loan, 1-month USD LIBOR + 3.000%, 4.648%, 4/23/2019	611,968	611,739
Telesat Canada, Term Loan B4, 3-month USD LIBOR + 3.000%, 4.7%, 11/17/2023	3,851,347	3,880,233
Windstream Services LLC:
Term Loan B7, 1-month USD LIBOR + 3.250%, 4.84%, 2/17/2024	190,000	169,338
Term Loan B6, 1-month USD LIBOR + 4.000%, 5.59%, 3/29/2021	290,000	275,500
Zayo Group LLC, Term Loan, 1-month USD LIBOR + 2.250%, 3.871%, 1/19/2024	4,170,199	4,194,115
Ziggo Secured Finance Partnership, Term Loan E, 1-month USD LIBOR + 2.500%, 4.088%, 4/15/2025	1,700,000	1,686,511
		34,889,070
Utilities 3.3%
Astoria Energy LLC, Term Loan B, 1-month USD LIBOR + 4.000%, 5.65%, 12/24/2021	819,314	824,095
Calpine Corp.:
Term Loan B6, 3-month USD LIBOR + 2.500%, 4.2%, 1/15/2023	1,940,202	1,951,484
Term Loan B5, 3-month USD LIBOR + 2.500%, 4.2%, 1/15/2024	2,420,134	2,428,955
Dynegy, Inc., Term Loan C2, 1-month USD LIBOR + 2.750%, 4.346%, 2/7/2024	3,176,502	3,199,833
ExGen Renewables IV LLC, Term Loan B, 1-week USD LIBOR + 3.000%, 4.468%, 11/28/2024	311,372	315,070
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 3.943%, 6/30/2023	2,636,543	2,651,189
		11,370,626
Total Loan Participations and Assignments (Cost $314,604,519)		310,153,117
Corporate Bonds 0.5%
Energy 0.2%
Chesapeake Energy Corp., 6.125%, 2/15/2021	598,000	603,980
Health Care 0.2%
Valeant Pharmaceuticals International, Inc., 144A, 5.5%, 11/1/2025	660,000	652,987
Materials 0.1%
Hexion, Inc., 6.625%, 4/15/2020	500,000	465,000
Total Corporate Bonds (Cost $1,702,201)		1,721,967
	Shares	Value ($)
Common Stocks 0.0%
Consumer Staples 0.0%
Fairway Group Acquisition Co. * (a)	36,771	0
Information Technology 0.0%
Answers Corp.	2,219	33,840
Total Common Stocks (Cost $715,073)		33,840
Warrant 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022 * (a) (Cost $713,596)	6,166	0
Exchange-Traded Funds 5.3%
iShares iBoxx $ High Yield Corporate Bond ETF	81,925	7,060,296
PowerShares Senior Loan Portfolio	476,250	11,001,375
Total Exchange-Traded Funds (Cost $18,046,436)		18,061,671
Cash Equivalents 3.8%
Deutsche Central Cash Management Government Fund, 1.41% (b) (Cost $13,018,928)	13,018,928	13,018,928
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $348,800,753)	100.3	342,989,523
Other Assets and Liabilities, Net	(0.3)	(911,687)
Net Assets	100.0	342,077,836

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gains Distri- butions ($)	Number of shares at 2/28/2018	Value ($) at 2/28/2018
Cash Equivalents 3.8% Deutsche Central Cash Management Government Fund, 1.41% (b)
23,923,914	222,439,349	233,344,335	—	—	114,332	—	13,018,928	13,018,928

*	Non-income producing security.
**	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of February 28, 2018.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prime Rate: Interest rate charged by banks to their most credit worthy customers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (c)
Loan Participations and Assignments	$—	$309,786,648	$366,469	$310,153,117
Corporate Bonds	—	1,721,967	—	1,721,967
Common Stocks (c)	—	33,840	0	33,840
Warrant (c)	—	—	0	0
Exchange-Traded Funds	18,061,671	—	—	18,061,671
Short-Term Investments	13,018,928	—	—	13,018,928
Total	$31,080,599	$311,542,455	$366,469	$342,989,523

(c)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Loan Participation and Assignments	Common Stocks	Warrant	Total
Balance as of May 31, 2017	$7,086,576	$0	$—	$7,086,576
Realized gains (loss)	13,037	—	—	13,037
Change in unrealized appreciation (depreciation)	(2,388,218)	0	(713,596)	(3,101,814)
Amortization premium/discount	29,588	—	—	29,588
Purchases	109,042	—	713,596	822,638
Sales	(2,018,231)	—	—	(2,018,231)
Transfers into Level 3 (d)	369,675	—	—	369,675
Transfers (out) of Level 3 (e)	(2,835,000)	—	—	(2,835,000)
Balance as of February 28, 2018	$366,469	$0	$0	$366,469
Net change in unrealized appreciation (depreciation) from investments still held at February 28, 2018	$(2,339,093)	$0	$(713,596)	$(3,052,689)

(d)	During the period ended February 28,2018, the amount of transfers between Level 2 & Level 3 was $369,675. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.
(e)	During the period ended February 28,2018, the amount of transfers between Level 3 & Level 2 was $2,835,000. The investment was transferred from Level3 to Level2 due to the availablity of a pricing source supported by observable inputs.
Transfers between price levels are recognized at the beginning of the reporting period.
A significant change in the broker quotes could have a material change on the fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Floating Rate Fund, a series of Deutsche Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2018